Cover	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Entity File Number	001-36581
Entity Registrant Name	vascular biogenics ltd.
Entity Central Index Key	0001603207
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 HaSatat St.
Entity Address, City or Town	Modi’in
Entity Address, Country	IL
Entity Address, Postal Zip Code	7178106
City Area Code	972
Local Phone Number	8-9935000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 each
Trading Symbol	VBLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false